Statutory Reserves and Restricted Net Assets - Schedule of PRC Subsidiaries (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
PRC entities
Total restricted net assets	$ 230,979,534	$ 241,512,633
Paid-in capital [Member]
PRC entities
Total restricted net assets	82,393,866	86,131,578
Additional Paid-in Capital [Member]
PRC entities
Total restricted net assets	137,736,852	144,532,239
Statutory Reserves [Member]
PRC entities
Total restricted net assets	$ 10,848,816	$ 10,848,816